Dear Variable Annuity Owner:

The U.S. stock and bond markets were exceptionally good to investors in 1995. Major international markets had good years as well, although most of them lagged the US market. Results in the subaccounts of the MEMBERS(R) Variable Annuity reflect these strong markets as shown below:
                                                   Percent increase
                                                  in Unit Value from
    Subaccount                                 12/31/94 through 12/31/95
-------------------------------------------------------------------------
    Capital Appreciation Stock                          29.0%
    Growth and Income Stock                             29.9%
    Balanced                                            20.5%
    Bond                                                14.9%
    Money Market                                         3.8%
    International Stock                                  9.7%
-------------------------------------------------------------------------
    World Governments                                   12.8%
-------------------------------------------------------------------------

This booklet is divided into several sections. Each section contains the semiannual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the Century Variable Annuity Account:

Statement of Assets and Liabilities............................page   2
Statement of Operations........................................page   3
Statement of Changes in Net Assets.............................page   4
Notes to the Financial Statements..............................page   6
Independent Auditors' Report...................................page  10

The Century Variable Annuity Account invests in mutual funds. The results reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds and include discussions of the fund results and the managers' outlook. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund. The third section is the report for the T. Rowe Price International Stock Portfolio of the T. Rowe Price
International Series, Inc., and the last section has the financial information and results for the MFS(R) World Government SeriesSM of the MFS(R) Variable Insurance TrustSM.

The past year was a good one for the MEMBERS(R) Variable Annuity. The net assets in the Century Variable Account increased from $24.6 million 12/31/94 to well over $124 million on 12/31/95. We believe the MEMBERS(R) Variable Annuity is an excellent vehicle to help you plan for your long term financial needs. We value our relationship with you and we want to do all we can to help you meet your financial objectives.

Sincerely,

/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
Century Life of America

                        CENTURY VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1995

                                     Capital
                                  Appreciation   Growth and                                    Money     International      World
Assets:                               Stock     Income Stock     Balanced        Bond         Market         Stock       Governments
Investments in Ultra Series Fund:  Subaccount    Subaccount     Subaccount    Subaccount    Subaccount    Subaccount     Subaccount
                                   ----------    ----------     ----------    ----------    ----------    ----------     ----------
   (note 2)
 Capital Appreciation Stock Fund,
  2,086,907 shares at net asset
  value of $12.51 per share
  (cost $24,415,887)             $26,110,628    $        --   $        --    $       --    $       --    $        --   $        --
 Growth and Income Stock Fund,
  1,968,681 shares at net asset
  value of $18.20 per share
  (cost $34,205,133)                      --     35,835,999            --            --            --             --            --
 Balanced Fund, 2,199,371 shares
  at net asset value of $14.63
  per share (cost $31,252,862)            --             --    32,175,887            --            --             --            --
 Bond Fund, 595,013 shares at
  net asset value of $10.63
  per share (cost $6,145,356)             --             --            --     6,324,290            --             --            --
 Money Market Fund, 6,730,748
  shares at net asset value of
  $1.00 per share
  (cost $6,730,748)                       --             --            --            --     6,730,748             --            --
Investments in T. Rowe Price
International Fund, Inc.:
 International Stock Portfolio,
  1,061,910 shares at net asset
  value of $11.26 per share
  (cost $11,182,572)                      --             --            --            --            --     11,957,105            --
Investments in MFS(R) Variable
 Insurance TrustSM:
  World Governments Series,
   561,893 shares at net asset
   value of $10.17 per share
   (cost $5,862,605)                      --             --            --            --            --             --     5,714,455
                                  ----------     ----------    ----------     ---------     ---------     ----------     ---------
    Total assets                  26,110,628     35,835,999    32,175,887     6,324,290     6,730,748     11,957,105     5,714,455
                                  ----------     ----------    ----------     ---------     ---------     ----------     ---------
Liabilities:
Accrued adverse mortality and
   expense charges                     2,664          3,649         3,268           642           701          1,223           583
Other accrued expenses                   320            438           392            77            84            147            70
                                  ----------     ----------    ----------     ---------     ---------     ----------     ---------
    Total liabilities                  2,984          4,087         3,660           719           785          1,370           653
                                  ----------     ----------    ----------     ---------     ---------     ----------     ---------
    Net assets                   $26,107,644    $35,831,912   $32,172,227    $6,323,571    $6,729,963    $11,955,735    $5,713,802
                                  ==========     ==========    ==========     =========     =========     ==========     =========
    Units outstanding (note 5)     2,024,589      2,807,876     2,698,049       556,749       637,911      1,090,681       505,990
                                  ==========     ==========    ==========     =========     =========     ==========     =========
    Net asset value per unit          $12.90         $12.76        $11.92        $11.36        $10.55         $10.96        $11.29
                                  ==========     ==========    ==========     =========     =========     ==========     =========

See accompanying notes to financial statements.

                        CENTURY VARIABLE ANNUITY ACCOUNT
                             Statement of Operations
                                December 31, 1995


                                     Capital
                                  Appreciation   Growth and                                    Money     International      World
                                      Stock     Income Stock     Balanced        Bond         Market         Stock       Governments
Investment income (loss):          Subaccount    Subaccount     Subaccount    Subaccount    Subaccount    Subaccount     Subaccount
                                   ----------    ----------     ----------    ----------    ----------    ----------     ----------
  Dividend income                   $912,104     $2,685,202    $1,945,490     $238,857      $263,872        $19,336      $536,112
  Adverse mortality and expense
   charges (note 3)                 (145,906)      (213,588)     (203,400)     (38,995)      (63,592)       (89,431)      (44,506)
  Administrative charges             (17,509)       (25,631)      (24,408)      (4,679)       (7,631)       (10,732)       (5,341)
                                    --------       --------      --------      -------       -------        -------       -------
  Net investment income (loss)       748,689      2,445,983     1,717,682      195,183       192,649        (80,827)      486,265
                                    --------       --------      --------      -------       -------        -------       -------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Proceeds from sale of securities   23,890         94,892       105,902       96,061     9,541,079         78,789       206,445
   Cost of securities sold           (22,412)       (87,944)     (101,600)     (92,912)   (9,541,079)       (75,665)     (194,407)
                                    --------       --------      --------      -------      --------        -------      --------
   Net realized gain (loss) on
    security transactions              1,478          6,948         4,302        3,149             0          3,124        12,038
  Net change in unrealized
   appreciation or depreciation
   on investments                  1,856,614      1,848,620     1,148,835      216,889             0        873,668      (114,274)
                                   ---------      ---------      --------      -------      --------        -------      --------
   Net gain (loss) on investments  1,858,092      1,855,568     1,153,137      220,038             0        876,792      (102,236)
                                   ---------      ---------      --------      -------      --------        -------      --------
Net increase (decrease) in net
 assets resulting from operations $2,606,781     $4,301,551    $2,870,819     $415,221      $192,649       $795,965      $384,029
                                   =========      =========     =========      =======      ========       ========      ========


See accompanying notes to financial statements.

                        CENTURY VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
  For Seven Months Ended December 31, 1994 and the Year Ended December 31, 1995

                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    1995                  1994                          1995                  1994
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $748,689              $145,302                     $2,445,983              $148,380
  Net realized gain (loss) on
   security transactions                       1,478                  (290)                         6,948                  (424)
  Net change in unrealized appreciation
   or depreciation on investments          1,856,614              (161,872)                     1,848,620              (217,754)
                                            --------              --------                       --------              --------
   Change in net assets from
    operations                             2,606,781               (16,860)                     4,301,551               (69,798)
                                           ---------             ---------                      ---------              --------
Capital unit transactions (note 5):
  Proceeds from sales of units            26,775,941             3,693,101                     34,898,103             6,494,288
  Cost of units repurchased               (6,523,112)             (428,207)                    (9,194,950)             (597,282)
                                           ---------             ---------                      ---------              --------
   Change in net assets from capital
    unit transactions                     20,252,829             3,264,894                     25,703,153             5,897,006
                                           ---------             ---------                      ---------              --------
Increase (decrease) in net assets         22,859,610             3,248,084                     30,004,704             5,827,208
Net assets:
  Beginning of period                      3,248,034                     0                      5,827,208                     0
                                           ---------             ---------                      ---------              --------
  End of period                          $26,107,644            $3,248,034                    $35,831,912            $5,827,208
                                           =========             =========                      =========             =========

                                                   BALANCED SUBACCOUNT                                   BOND SUBACCOUNT
Operations:                                    1995                  1994                          1995                  1994
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $1,717,682              $187,116                       $195,183               $28,852
  Net realized gain (loss) on
   security transactions                       4,302                  (387)                         3,149                  (189)
  Net change in unrealized appreciation
   or depreciation on investments          1,148,835              (225,809)                       216,889               (37,955)
                                           ---------              --------                      ---------              --------
   Change in net assets from
    operations                             2,870,819               (39,080)                       415,221                (9,292)
                                           ---------              --------                      ---------              --------
Capital unit transactions (note 5):
  Proceeds from sale of units             32,100,084             7,250,087                      7,330,321             1,434,559
  Cost of units repurchased               (9,369,392)             (640,293)                    (2,685,189)             (162,049)
                                           ---------              --------                      ---------              --------
   Change in net assets from capital
    unit transactions                     22,730,692             6,609,794                      4,645,132             1,272,510
                                           ---------              --------                      ---------              --------
Increase (decrease) in net assets         25,601,511             6,570,716                      5,060,353             1,263,218
Net assets:
  Beginning of period                      6,570,716                     0                      1,263,218                     0
                                          ----------             ---------                      ---------             ---------
  End of period                          $32,172,227            $6,570,716                     $6,323,571            $1,263,218
                                          ==========             =========                      =========             =========

See accompanying notes to financial statements.

                        CENTURY VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
  For Seven Months Ended December 31, 1994 and the Year Ended December 31, 1995



                                                 MONEY MARKET SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT
Operations:                                    1995                  1994                          1995                  1994
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $192,649               $28,183                       ($80,827)             ($11,114)
  Net realized gain (loss) on
   security transactions                           0                     0                          3,124                   652
  Net change in unrealized appreciation
   or depreciation on investments                  0                     0                        873,668               (99,135)
                                            --------              --------                      ---------              --------
   Change in net assets from
    operations                               192,649                28,183                        795,965              (109,597)
                                            --------              --------                      ---------              --------
Capital unit transactions (note 5):
  Proceeds from sales of units            26,622,937            10,832,302                     13,898,714             3,864,444
  Cost of units repurchased              (22,701,986)           (8,244,122)                    (6,004,541)             (489,250)
                                           ---------             ---------                      ---------              --------
   Change in net assets from capital
    unit transactions                      3,920,951             2,588,180                      7,894,173             3,375,194
                                           ---------             ---------                      ---------              --------
  Increase (decrease) in net assets        4,113,600             2,616,363                      8,690,138             3,265,597
Net assets:
  Beginning of period                      2,616,363                     0                      3,265,597                     0
                                           ---------             ---------                     ----------              --------
  End of period                           $6,729,963            $2,616,363                    $11,955,735            $3,265,597
                                           =========             =========                     ==========             =========
                                              WORLD GOVERNMENTS SUBACCOUNT
Operations:                                    1995                  1994
                                               ----                  ----
  Net investment income (loss)              $486,265               $41,152
  Net realized gain (loss) on
   security transactions                      12,038                    (5)
  Net change in unrealized appreciation
   or depreciation on investments           (114,274)              (33,876)
                                           ---------              --------
   Change in net assets from
    operations                               384,029                 7,271
                                           ---------              --------
Capital unit transactions (note 5):
  Proceeds from sale of units              7,213,831             2,215,210
  Cost of units repurchased               (3,747,086)             (359,453)
                                           ---------              --------
   Change in net assets from capital
    unit transactions                      3,466,745             1,855,757
                                           ---------              --------
Increase (decrease) in net assets          3,850,774             1,863,028
Net assets:
  Beginning of period                      1,863,028                     --
                                           ---------              --------
  End of period                           $5,713,802            $1,863,028
                                           =========             =========

See accompanying notes to financial statements.

                        CENTURY VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The Century Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Variable Account was established as a separate investment account within Century Life of America (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into seven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFS(R) Variable Insurance TrustSM. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has five funds available as investment options under the Contracts while T. Rowe Price International Fund, Inc. and MFS(R) Variable Insurance TrustSM each have one fund available as an investment option under the Contracts. Ultra Series Fund and MFS(R) Variable Insurance TrustSM also have other funds that are not available under the Contracts. All three companies may, in the future, create additional funds that may or may not be available as investment options under the Contracts. Each fund has its own investment objectives and the income, gains and losses for each fund are determined separately for that fund.

     Century Investment Management Co. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS World Governments Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM. MFS is a subsidiary of Sun

     Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the Funds. Realized gains and losses from security transactions are reported on an average cost basis.
     Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     Century Life of America absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions. for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.


(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 1995, was as follows:

     Capital Appreciation Stock Fund.............................. $21,029,252
     Growth and Income Stock Fund.................................  28,249,882
     Balanced Fund................................................  24,558,931
     Bond Fund....................................................   4,937,973
     Money Market Fund............................................  13,764,819
     International Stock Portfolio................................   7,899,001
     World Governments Series.....................................   4,159,434
                                                                   -----------
                                                                  $104,599,292
                                                                   ===========


(5)  Unit Activity from Contract Transactions

     Transactions in units of each subaccount of the Variable Account for the years ended December 31, 1994 and 1995, were as follows:

                                          Capital
                                       Appreciation    Growth and                                Money    International     World
                                           Stock      Income Stock   Balanced       Bond        Market        Stock      Governments
                                        Subaccount     Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                                        ----------     ----------   ----------   ----------   ----------   ----------    ----------
 Units outstanding at June 1, 1994                0             0            0            0             0            0            0
 Units sold                                 367,724       654,214      729,365      144,031     1,074,936      374,996      222,086
 Units repurchased                          (42,802)      (60,615)     (64,686)     (16,365)     (817,314)     (48,043)     (35,931)
                                           --------      --------     --------      -------      --------     --------      -------
 Units outstanding at December 31, 1994     324,922       593,599      664,679      127,666       257,622      326,923      186,155
                                           --------      --------     --------      -------      --------     --------      -------
 Units sold                               2,250,573     2,997,868    2,868,364      676,502     2,565,795    1,336,544      663,603
 Units repurchased                         (550,906)     (783,591)    (834,995)    (247,419)   (2,185,506)    (572,787)    (343,768)
                                           --------      --------     --------      -------      --------     --------      -------
 Units outstanding at December 31, 1995   2,024,589     2,807,876    2,698,049      556,749       637,911    1,090,681      505,990
                                           ========      ========     ========      =======      ========     ========      =======


(6)  Annuitization

     As of December 31, 1995, there were no annuitized contracts.


(7)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                  Capital Appreciation         Growth and Income             Balanced                    Bond
                                    Stock Subaccount           Stock Subaccount             Subaccount                Subaccount

     Net asset value:              1995*       1994**        1995*       1994**        1995*        1994**        1995*       1994**
                                   -----       ------        -----       ------        -----        ------        -----       ------
     Beginning of period          $10.00       $10.00        $9.82        $10.00        $9.89       $10.00        $9.89       $10.00

     End of period                 12.90        10.00        12.76          9.82        11.92         9.89        11.36         9.89

   Percentage increase in unit
     value during  period          29.0%       (0.0)%        29.9%        (1.8)%        20.5%       (1.1)%        14.9%       (1.1)%

   Number of units outstanding
     at end of period          2,024,589      324,922    2,807,876       593,599    2,698,049      664,679      556,749      127,666

                                      Money Market               International           World Governments
                                       Subaccount              Stock Subaccount             Subaccount

     Net asset value:               1995*       1994**        1995*       1994**        1995*        1994**
                                    -----       ------        -----       ------        -----        ------
       Beginning of period        $10.16       $10.00        $9.99        $10.00       $10.01       $10.00

       End of period               10.55        10.16        10.96          9.99        11.29        10.01

     Percentage increase in unit
       value during  period         3.8%         1.6%         9.7%        (0.1)%        12.8%         0.1%

     Number of units outstanding
       at end of period          637,911      257,622    1,090,681       326,923      505,990      186,155

     For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1995, was 3.56% and the "effective yield" for that period was 3.68%.

       * 1995 data is for the year ended December 31, 1995.

     **1994 data is for the seven months ended December 31, 1994.

                        CENTURY VARIABLE ANNUITY ACCOUNT
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Century Life of America and Contract Owners of Century Variable Annuity Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, and the World Governments Subaccount of the Century Variable Annuity Account as of December 31, 1995, the related statements of operations for the year then ended, changes in net assets, and the condensed financial information for the year ended December 31, 1995 and the seven-month period ended December 31, 1994. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1995 were verified by audit of the statements of assets and liabilities of the underlying funds of Ultra Series Fund and confirmation with MFS Variable Insurance Trust and T. Rowe Price. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount and the World Governments Subaccount of Century Variable Annuity Account as of December 31, 1995, the results of their operations for the year then ended, changes in their net assets, and the condensed financial information for the year ended December 31, 1995 and the seven-month period ended December 31, 1994, in conformity with generally accepted accounting principles.



                                            KPMG PEAT MARWICK LLP

Des Moines, Iowa
February 16, 1996